Income Taxes - Schedule of Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Related to acquired intangible assets	¥ 1,557	¥ 1,742